Pension Plans (Tables)	12 Months Ended
Mar. 31, 2025
Funded Status of Defined Benefit Pension Plans
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2024 and 2025 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2024	2025	2024	2025
Change in benefit obligation:
Benefit obligation at beginning of year	¥109,759	¥105,109	¥108,416	¥129,934
Service cost	5,542	5,078	2,999	3,268
Interest cost	1,216	1,421	3,395	4,091
Actuarial loss (income)	(3,586)	(7,621)	3,448	(11,712)
Plan participant’s contributions	0	0	233	233
Benefits paid	(5,014)	(5,032)	(2,499)	(2,375)
Business combinations	0	86	0	0
Divestitures	(2,808)	(1,937)	0	0
Plan amendments	0	0	360	179
Settlements	0	(3,300)	0	0
Foreign currency exchange rate change	0	0	13,582	(874)

Benefit obligation at end of year	105,109	93,804	129,934	122,744

Change in plan assets:
Fair value of plan assets at beginning of year	136,803	143,101	122,204	153,803
Actual return on plan assets	12,103	449	15,799	(1,435)
Employer contribution	4,195	3,855	2,262	2,446
Plan participant’s contributions	0	0	233	233
Benefits paid	(4,392)	(4,404)	(2,314)	(2,182)
Divestitures	(5,608)	(3,272)	0	0
Settlements	0	(2,017)	0	0
Foreign currency exchange rate change	0	0	15,619	(1,046)

Fair value of plan assets at end of year	143,101	137,712	153,803	151,819

The funded status of the plans	¥37,992	¥43,908	¥23,869	¥29,075

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥53,641	¥59,111	¥25,723	¥30,809
Accrued benefit liability included in other liabilities	(15,649)	(15,203)	(1,854)	(1,734)

Net amount recognized	¥37,992	¥43,908	¥23,869	¥29,075

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax
Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2024 and 2025 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2024	2025	2024	2025
Net prior service credit	¥1,016	¥666	¥(28)	¥(502)
Net actuarial gain (loss)	866	5,750	9,735	12,865
Net transition obligation	0	0	7	8

Total recognized in accumulated other comprehensive loss, pre-tax	¥1,882	¥6,416	¥9,714	¥12,371

Summary Of Accumulated Benefit Obligations And Fair Value Of Plan Assets For Pension Plans
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2024 and 2025 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2024	2025	2024	2025
Accumulated benefit obligations	¥17,886	¥14,525	¥7,952	¥2,075
Fair value of plan assets	2,854	0	6,151	389

Summary Of Projected Benefit Obligations And Fair Value Of Plan Assets For Pension Plans With Projected Defined Benefit Obligation In Excess Of Plan Assets
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2024 and 2025 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2024	2025	2024	2025
Projected benefit obligations	¥18,503	¥15,203	¥8,004	¥3,844
Fair value of plan assets	2,854	0	6,151	2,110

Net Pension Cost of Defined Benefit Plans
Net pension cost of the plans for fiscal 2023, 2024 and 2025 consists of the following:

	Millions of yen
	2023	2024	2025
Japanese plans:
Service cost	¥5,704	¥5,542	¥5,078
Interest cost	731	1,216	1,421
Expected return on plan assets	(2,739)	(2,702)	(2,766)
Amortization of prior service credit	(47)	(84)	(72)
Amortization of net actuarial loss	79	59	(93)
Plan amendments	(44)	0	0
Settlements	0	0	(1,347)

Net periodic pension cost	¥3,684	¥4,031	¥2,221

Overseas plans:
Service cost	¥3,432	¥2,999	¥3,268
Interest cost	2,309	3,395	4,091
Expected return on plan assets	(4,982)	(6,362)	(6,996)
Amortization of prior service credit	(329)	(354)	(322)
Amortization of net actuarial loss	9	11	9
Amortization of transition obligation	1	1	1

Net periodic pension cost	¥440	¥(310)	¥51

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2023, 2024 and 2025 are summarized as follows:

	Millions of yen
	2023	2024	2025
Japanese plans:
Current year actuarial gain (loss)	¥650	¥12,990	¥5,125
Amortization of net actuarial loss	79	59	(93)
Prior service credit due to amendments	881	0	(278)
Amortization of prior service credit	(47)	(84)	(72)
Settlements	0	0	(148)

Total recognized in other comprehensive income, pre-tax	¥1,563	¥12,965	¥4,534

Overseas plans:
Current year actuarial gain (loss)	¥4,810	¥5,728	¥3,226
Amortization of net actuarial loss	9	11	9
Prior service credit due to amendments	(36)	(145)	(179)
Amortization of prior service credit	(329)	(354)	(322)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	60	641	(78)

Total recognized in other comprehensive income (loss), pre-tax	¥4,515	¥5,882	¥2,657

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2023	2024	2025
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.1%	1.4%	2.1%
Rate of increase in compensation levels	4.3%	4.3%	3.4%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.6%	1.1%	1.4%
Rate of increase in compensation levels	4.0%	4.3%	4.3%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2023	2024	2025
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	3.3%	3.3%	3.8%
Rate of increase in compensation levels	2.3%	2.3%	2.3%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.7%	3.3%	3.3%
Rate of increase in compensation levels	2.2%	2.3%	2.3%
Expected long-term rate of return on plan assets	4.9%	4.6%	4.7%
Interest crediting rate for cash balance plans	—	—	—

Benefits Expected to be Paid
At March 31, 2025, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2026	¥5,919	¥3,106
2027	5,150	3,208
2028	5,145	3,236
2029	5,852	3,260
2030	5,847	3,441
2031-2035	31,513	20,193

Total	¥59,426	¥36,444

Japan
Fair Value of Pension Plan Assets by Asset Category
The fair value of Japanese pension plan assets at March 31, 2024 and 2025, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2024
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥17,445	¥0	¥0	¥0
Other than Japan
Pooled funds*2	25,645	0	0	0
Debt securities:
Japan
Pooled funds*3	26,799	0	0	0
Other than Japan
Pooled funds*4	37,243	0	0	0
Other assets:
Life insurance company general accounts*5	31,655	0	31,655	0
Others*6	4,314	0	4,314	0

	¥143,101	¥0	¥35,969	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥32 million at March 31, 2024.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥24 million at March 31, 2024.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2025
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥15,268	¥0	¥0	¥0
Other than Japan
Pooled funds*2	19,447	0	0	0
Debt securities:
Japan
Pooled funds*3	28,787	0	0	0
Other than Japan
Pooled funds*4	32,738	0	0	0
Other assets:
Life insurance company general accounts*5	29,136	0	29,136	0
Others*6	12,336	0	12,336	0

	¥137,712	¥0	¥41,472	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥30 million at March 31, 2025.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥7 million at March 31, 2025.

*4	These funds invest approximately 100% in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Fair Value of Pension Plan Assets by Asset Category
The fair value of overseas pension plan assets at March 31, 2024 and 2025, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2024
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥61,210	¥61,210	¥0	¥0
Pooled funds*1	1,100	0	0	0
Debt securities:
Other than Japan
Government bonds	79,773	79,773	0	0
Municipal bonds	4,506	0	4,506	0
Other assets:
Life insurance company general accounts*2	471	0	471	0
Others*3	6,743	0	6,743	0

	¥153,803	¥140,983	¥11,720	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2025
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥54,119	¥54,119	¥0	¥0
Pooled funds*1	722	0	0	0
Debt securities:
Other than Japan
Government bonds	85,685	85,685	0	0
Municipal bonds	4,094	0	4,094	0
Other assets:
Life insurance company general accounts*2	455	0	455	0
Others*3	6,744	0	6,744	0

	¥151,819	¥139,804	¥11,293	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.